Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Major Customers) (Details) (Net sales)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
McKesson Corporation
Revenue, Major Customer [Line Items]
Concentration risk, percentage	19.00%	14.00%	13.00%
AmeriSourceBergen Corporation
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.00%	10.00%	7.00%
Cardinal Health Inc
Revenue, Major Customer [Line Items]
Concentration risk, percentage	12.00%	15.00%	14.00%